Redeemable Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2020
Temporary Equity Disclosure [Abstract]
Summary of Redeemable Noncontrolling Interest

	2018	2019	2020	2020
	RMB	RMB	RMB	US$
	(In millions)
Balance as of January 1	11,022	716	1,109	170
Business combinations (Note 3)	698	182	—	—
Issuance of subsidiary shares	—	100	1,866	286
Accretion of redeemable noncontrolling interests	146	111	127	19
Conversion of iQIYI preferred shares recognized as redeemable noncontrolling interests to ordinary shares	(11,150)	—	—	—

Balance as of December 31	716	1,109	3,102	475